Income Taxes (Details 5) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Reconciliation of unrecognized tax benefits
Balance at May 1,	$ 29.1	$ 29.7	$ 24.0
Increases:
Current year tax positions	2.4	5.1	4.8
Prior year tax positions	1.2	0.1	2.5
Acquired businesses	13.4	0.0	0.0
Decreases:
Prior year tax positions	0.4	1.6	0.2
Settlement with tax authorities	0.0	1.5	1.0
Expiration of statute of limitations periods	0.7	2.7	0.4
Balance at April 30,	$ 45.0	$ 29.1	$ 29.7